Average Annual Total Returns - AST BlackRock 60 40 Target Allocation ETF Portfolio	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) SinceInception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	15.76%	17.53%	Jan. 02, 2019	18.40%	24.76%	[1]	14.57%	17.63%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.